Schedule of Supplemental Information Related to Operating Leases (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating lease costs during the year	[1]			$ 969	$ 2,500
Cash payments included in the measurement of operating lease liabilities during the year		$ 362	$ 351	469	$ 2,787
Operating lease liabilities arising from obtaining lease right-of-use assets during the year
Weighted-average remaining lease term (in years) as of year-end		1 year 3 days	2 years 3 days	1 year 9 months	2 years 9 months
Weighted-average discount rate during the year		9.90%	9.90%	9.90%	9.90%

[1]	Operating lease costs is presented net of sublease income that is not material.